Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 27, 2021	Mar. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	704,818	813,666
Outstanding Ending balance	395,147	741,060
Outstanding Beginning balance	$ 1.13	$ 1.13
Outstanding Ending balance	$ 1.04	$ 1.14
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settled in cash	(41)	(41)
Outstanding Ending balance	0	0
Outstanding Beginning balance		$ 1.05
Settled in cash		0.78
Outstanding Ending balance		$ 0.00